Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income		$ (85,994)	$ 264,021	$ 447,308
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of net premium on investments		52,495	69,080	96,402
Amortization of intangible assets		35,473	24,646	25,919
Net realized and unrealized investment losses (gains)		389,632	(232,491)	(26,266)
Changes in:
Reinsurance balances, net		(427,220)	(84,767)	(95,737)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		(98,086)	(481,173)	(46,235)
Funds held by reinsured companies and funds held–directly managed		(23,483)	47,383	(59,069)
Deferred acquisition costs		(98,475)	(34,822)	2,000
Net tax assets and liabilities		(82,247)	42,337	(135,153)
Non-life and life and health reserves		637,652	571,907	214,071
Unearned premiums		289,554	94,945	(16,126)
Other net changes in operating assets and liabilities		(141,808)	(38,190)	38,195
Net cash provided by operating activities		447,493	242,876	445,309
Redemptions of fixed maturities		494,148	572,638	595,381
Sales and redemptions of short-term investments		247,843	169,555	148,665
Purchases of short-term investments		(733,431)	(143,859)	(124,079)
Consideration paid to acquire Aurigen, net of cash acquired		0	(233,233)	0
Other, net		(167,230)	(65,753)	(749,194)
Net cash (used in) provided by investing activities		(1,260,911)	98,821	(34,055)
Cash flows from financing activities
Dividends paid to common and preferred shareholders		(94,251)	(191,109)	(491,473)
Settlement of share-based awards upon change in control		0	0	(75,531)
Issuance of Class B common shares	[1]	0	11,000	0
Reissuance of treasury shares, net of taxes		0	0	10,965
Redemption of preferred shares		0	0	(149,523)
Issuance of senior notes		0	0	824,002
Redemption of debt		0	(207,130)	(271,961)
Net cash used in financing activities		(94,251)	(387,239)	(153,521)
Effect of foreign exchange rate changes on cash		13,564	44,226	(61,502)
(Decrease) increase in cash and cash equivalents		(894,105)	(1,316)	196,231
Cash and cash equivalents—beginning of year		1,772,012	1,773,328	1,577,097
Cash and cash equivalents—end of year		877,907	1,772,012	1,773,328
Supplemental cash flow information:
Taxes paid		139,543	66,228	188,650
Interest paid		41,551	40,989	46,417
Fixed maturities
Sales of trading securities		14,665,938	12,524,296	12,404,085
Purchases of trading securities		(15,638,777)	(12,465,127)	(12,704,275)
Equities
Sales of trading securities		89,349	16,232	402,481
Purchases of trading securities		$ (218,751)	$ (275,928)	$ (7,119)

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 14 for further details.